Estimated Amortization Expenses for Other Intangible Assets (Detail) - USD ($) $ in Thousands	Sep. 30, 2018	Sep. 30, 2017
Finite-Lived Intangible Assets [Line Items]
2019	$ 8,752
2020	8,692
2021	8,418
2022	6,528
2023	5,414
2024 and thereafter	1,696
Other intangible assets, Net	$ 39,500	$ 9,947